Share-Based Compensation - Schedule of Awards Granted (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Awards Granted [Line Items]
Total compensation expense	$ 1,994,408
December 17, 2025 [Member] | Executive Officers and Other Employees [Member]
Schedule of Awards Granted [Line Items]
Number, Share options Grant date / award	2,000,000
Exercise price, Share options Grant date / award	$ 1.75
Grant-date fair value per unit, Share options Grant date / award	$ 0.957
Total compensation expense	$ 1,913,692
February 5, 2026 [Member] | Employees [Member]
Schedule of Awards Granted [Line Items]
Number, Share options Grant date / award	400,000
Exercise price, Share options Grant date / award	$ 1.21
Grant-date fair value per unit, Share options Grant date / award	$ 0.662
Total compensation expense	$ 38,576
February 5, 2026 [Member] | Chief Financial Officer [Member]
Schedule of Awards Granted [Line Items]
Number, RSUs Grant date / award	24,000
Exercise price, RSUs Grant date / award
Grant-date fair value per unit, RSUs Grant date / award	$ 1.21
Total compensation expense	$ 29,040
March 9, 2026 [Member] | Employees [Member]
Schedule of Awards Granted [Line Items]
Number, Share options Grant date / award	90,000
Exercise price, Share options Grant date / award	$ 1.76
Grant-date fair value per unit, Share options Grant date / award	$ 0.969
Total compensation expense	$ 11,304
July 22, 2026 [Member] | Employees (CTW US) [Member]
Schedule of Awards Granted [Line Items]
Number, RSUs Grant date / award	106,870
Exercise price, RSUs Grant date / award
Grant-date fair value per unit, RSUs Grant date / award	$ 2.42
Total compensation expense	$ 1,796